Principal activities, reorganization and reverse recapitalization, and basis of presentation (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended							12 Months Ended
	Nov. 03, 2008 USD ($) $ / shares shares	Nov. 30, 2012 USD ($) shares	Nov. 30, 2012 CNY (¥) shares	Feb. 28, 2011 USD ($)	Feb. 28, 2011 CNY (¥)	Dec. 31, 2010 CNY (¥)	Aug. 31, 2009 shares	May 31, 2007 CNY (¥)	Mar. 31, 2013 shares	Mar. 31, 2017 item	Jun. 30, 2009	Jan. 31, 2008 item
Principal activities
Number of cord blood banking licenses issued that are held by the Company | item										3
Reorganization and reverse recapitalization
Treasury shares sold to CGL | shares		7,314,015	7,314,015						7,314,015
Treasury shares sold to CGL, as a percent of the Company's ordinary shares		10.00%	10.00%
Consideration received in stock transaction | $		$ 20,800
Credit to additional paid-in capital on reissuance of treasury stock			¥ 3,341
Net proceeds from sale of equity		$ 4,000	¥ 25,320
Zhejiang province
Reorganization and reverse recapitalization
Consideration for operating rights				$ 12,500	¥ 82,124
China Cord Blood Services (CCBS) | Share Exchange Agreement
Reorganization and reverse recapitalization
Maximum number of shares of Company common stock issuable under agreement | shares	57,851,240
Percentage of acquiree's ordinary shares sold to Company	100.00%
Percentage of acquiree's redeemable ordinary shares sold to Company	76.00%
Percentage of equity interests in acquiree sold to Company	93.94%
Consideration | $	$ 328,790
Shares of Company common stock issued as consideration | shares	54,345,104
Value per share of consideration | $ / shares	$ 6.05
Percentage of ownership after transaction											91.70%
China Cord Blood Services (CCBS) | Agreements for remaining shares
Reorganization and reverse recapitalization
Percentage of acquiree's redeemable ordinary shares sold to Company							24.00%
Shares of Company common stock issued as consideration | shares							3,506,136
China Stem Cells Holdings Limited (CSC Holdings) | PRC
Reorganization and reverse recapitalization
Number of main subsidiaries | item												2
China Stem Cells (South) Company Limited
Reorganization and reverse recapitalization
Percentage of equity interest in subsidiary								90.00%
Percentage of shares repurchased		10.00%	10.00%
Payment for repurchase of common stock | $		$ 16,800
Charge to paid-in capital for shares repurchased			¥ 70,774
China Stem Cells (South) Company Limited | Guangzhou Nuoya
Reorganization and reverse recapitalization
Payments to acquire interest in subsidiary								¥ 30,949
Zhejiang Lukou
Reorganization and reverse recapitalization
Percentage of equity interest in subsidiary						90.00%
Capital injection from Group						¥ 45,000
Contribution of property from non-controlling interests						¥ 5,000
Ownership interest by noncontrolling owner						10.00%